Annual Total Returns[BarChart] - US Government Plus ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	9.40%	44.49%	1.75%	(19.58%)	36.54%	(5.56%)	(0.18%)	9.92%	(5.24%)	18.35%